SANFORD C. BERNSTEIN FUND, INC.

International Portfolio

Tax-Managed International Portfolio

Emerging Markets Portfolio

Short Duration New York Municipal Portfolio

Short Duration California Municipal Portfolio

Short Duration Diversified Municipal Portfolio

New York Municipal Portfolio

California Municipal Portfolio

Diversified Municipal Portfolio

U.S. Government Short Duration Portfolio

Short Duration Plus Portfolio

Intermediate Duration Portfolio

Overlay A Portfolio

Tax-Aware Overlay A Portfolio

Overlay B Portfolio

Tax-Aware Overlay B Portfolio

Tax-Aware Overlay C Portfolio

Tax-Aware Overlay N Portfolio

SANFORD C. BERNSTEIN FUND II, INC.

Intermediate Duration Institutional Portfolio

(the “Portfolios”)

Supplement dated November 7, 2013 to the Prospectus dated January 31, 2013 of the Sanford C. Bernstein Fund, Inc.

The following information replaces the second paragraph under the heading “Additional Investment Information, Special Investment Techniques and Related Risks — Derivatives”:

Derivatives can be used by investors such as the Portfolios to earn income and enhance returns, to hedge or adjust the risk profile of its investments, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets. Each of the Portfolios is permitted to use derivatives for one or more of these purposes. A Portfolio may take a significant position in those derivatives that are within its investment policies if, in AllianceBernstein’s judgment, this represents the most effective response to current or anticipated market conditions. There are four principal types of derivatives — options, futures, forwards and swaps — each of which is described below. Derivatives include listed and cleared transactions where a Portfolio’s derivative trade counterparty is an exchange or clearinghouse and non-cleared bilateral “over-the-counter” transactions, where a Portfolio’s derivative trade counterparty is a financial institution. Exchange-traded or cleared derivatives transactions tend to be more liquid and subject to less counterparty credit risk than those that are privately negotiated.

The following information is added after the third sentence of the first paragraph under the heading “Additional Investment Information, Special Investment Techniques and Related Risks — Derivatives — Swaps”:

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is expected to reduce counterparty credit risks and increase liquidity, but central clearing does not make swap transactions risk free. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on Commodity Futures Trading Commission (“CFTC”) approval of contracts for central clearing. Bilateral swap agreements are two-party contracts entered into primarily by institutional investors and are not cleared through a third party.

The following information replaces the fifth paragraph under the heading “Additional Investment Information, Special Investment Techniques and Related Risks — Derivatives — Swaps — Interest Rate Swaps, Swaptions, Caps, and Floors”:

A Portfolio will enter into bilateral interest rate swap, cap or floor transactions only with counterparties whose debt securities (or whose guarantors’ debt securities) are rated at least A (or the equivalent) by at least one nationally recognized rating organization (“NRSRO”) and are on the Manager’s approved list of swap counterparties for that Portfolio. With respect to cleared interest rate swaps, the Manager will monitor the creditworthiness of each of the central clearing counterparty, clearing broker and executing broker, but there are no prescribed NRSRO rating requirements for these entities.

The following information replaces the third paragraph under the heading “Additional Investment Information, Special Investment Techniques and Related Risks — Derivatives — Credit Default Swap Agreements”:

A Portfolio will enter into bilateral credit default swap transactions only with counterparties whose debt securities (or whose guarantor’s debt securities) are rated at least A (or the equivalent) by at least one NRSRO and are on the Manager’s approved list of swap counterparties for that Portfolio. With respect to cleared credit default swaps, the Manager will monitor the creditworthiness of each of the central clearing counterparty, clearing broker and executing broker, but there are no NRSRO prescribed rating requirements for these entities.

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.

SUP-0119-1113

2

ALLIANCEBERNSTEIN MUNICIPAL INCOME PORTFOLIOS

AllianceBernstein Intermediate New York Municipal Portfolio

AllianceBernstein Intermediate California Municipal Portfolio

AllianceBernstein Intermediate Diversified Municipal Portfolio

Supplement dated November 7, 2013 to the AllianceBernstein Municipal Income Portfolios Prospectus, offering Class A, Class B and Class C shares of AllianceBernstein New York Municipal Portfolio, AllianceBernstein California Municipal Portfolio and AllianceBernstein Diversified Municipal Portfolio (the “Intermediate Municipal Portfolios”), dated January 31, 2013.

The following information replaces the second paragraph under the heading “Additional Information about the Portfolios’ Risks and Investments — Derivatives”:

There are four principal types of derivatives — options, futures, forwards and swaps — each of which is described below. Derivatives include listed and cleared transactions where a Portfolio’s derivative trade counterparty is an exchange or clearinghouse and non-cleared bilateral “over-the-counter” transactions, where a Portfolio’s derivative trade counterparty is a financial institution. Exchange-traded or cleared derivatives transactions tend to be more liquid and subject to less counterparty credit risk than those that are privately negotiated.

The following information is added after the third sentence of the first paragraph under the heading “Additional Information about the Portfolios’ Risks and Investments — Derivatives — Swap Transactions”:

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is expected to reduce counterparty credit risks and increase liquidity, but central clearing does not make swap transactions risk free. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on Commodity Futures Trading Commission (“CFTC”) approval of contracts for central clearing. Bilateral swap agreements are two-party contracts entered into primarily by institutional investors and are not cleared through a third party.

The following information replaces the sixth paragraph under the heading “Additional Information about the Portfolios’ Risks and Investments — Derivatives — Swap Transactions — Interest Rate Swaps, Swaptions, Caps and Floors”:

The Intermediate Municipal Portfolios will enter into bilateral interest rate swap, cap or floor transactions only with counterparties whose debt securities (or whose guarantors’ debt securities) are rated at least A (or the equivalent) by at least one nationally recognized rating organization (“NRSRO”) and are on the Adviser’s approved list of swap counterparties for those Portfolios. With respect to cleared interest rate swaps, the Adviser will monitor the creditworthiness of each of the central clearing counterparty, clearing broker and executing broker, but there are no prescribed NRSRO rating requirements for these entities.

The following information replaces the third paragraph under the heading “Additional Information about the Portfolios’ Risks and Investments — Derivatives — Swap Transactions — Credit Default Swap Agreements”:

The Intermediate Municipal Portfolios will enter into bilateral credit default swap transactions only with counterparties whose debt securities (or whose guarantor’s debt securities) are rated at least A (or the equivalent) by at least one NRSRO and are on the Adviser’s approved list of swap counterparties for those Portfolios. With respect to cleared credit default swaps, the Adviser will monitor the creditworthiness of each of the central clearing counterparty, clearing broker and executing broker, but there are no NRSRO prescribed rating requirements for these entities. These Portfolios will not enter into a credit default swap that provides for physical delivery of the underlying obligation if, at the time of entering into the swap, such delivery would result in a Portfolio investing more than 20% of its total assets in securities rated lower than A by a NRSRO. A subsequent deterioration of the credit quality of the underlying obligation will not cause a Portfolio to dispose of the credit default swap.

This Supplement should be read in conjunction with the Prospectus for the Intermediate Municipal Portfolios.

You should retain this Supplement with your Prospectus for future reference.

SUP-0116-1113

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

AllianceBernstein International Portfolio

AllianceBernstein Tax-Managed International Portfolio

Supplement dated November 7, 2013 to the AllianceBernstein Blended Style Funds Prospectus, offering Class A, Class B and Class C shares of AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio (the “Portfolios”), dated January 31, 2013.

The following information replaces the second paragraph under the heading “Additional Investment Information, Special Investment Techniques and Related Risks — Derivatives”:

Derivatives can be used by investors such as the Portfolios to earn income and enhance returns, to hedge or adjust the risk profile of its investments, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets. Each of the Portfolios is permitted to use derivatives for one or more of these purposes. A Portfolio may take a significant position in those derivatives that are within its investment policies if, in AllianceBernstein’s judgment, this represents the most effective response to current or anticipated market conditions. There are four principal types of derivatives — options, futures, forwards and swaps — each of which is described below. Derivatives include listed and cleared transactions where a Portfolio’s derivative trade counterparty is an exchange or clearinghouse and non-cleared bilateral “over-the-counter” transactions, where a Portfolio’s derivative trade counterparty is a financial institution. Exchange-traded or cleared derivatives transactions tend to be more liquid and subject to less counterparty credit risk than those that are privately negotiated.

The following information is added after the third sentence of the first paragraph under the heading “Additional Investment Information, Special Investment Techniques and Related Risks — Derivatives — Swaps”:

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is expected to reduce counterparty credit risks and increase liquidity, but central clearing does not make swap transactions risk free. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on Commodity Futures Trading Commission (“CFTC”) approval of contracts for central clearing. Bilateral swap agreements are two-party contracts entered into primarily by institutional investors and are not cleared through a third party.

The following information replaces the fifth paragraph under the heading “Additional Investment Information, Special Investment Techniques and Related Risks — Derivatives — Swaps — Interest Rate Swaps, Swaptions, Caps, and Floors”:

A Portfolio will enter into bilateral interest rate swap, cap or floor transactions only with counterparties whose debt securities (or whose guarantors’ debt securities) are rated at least A (or the equivalent) by at least one nationally recognized rating organization (“NRSRO”) and are on the Manager’s approved list of swap counterparties for that Portfolio. With respect to cleared interest rate swaps, the Manager will monitor the creditworthiness of each of the central clearing counterparty, clearing broker and executing broker, but there are no prescribed NRSRO rating requirements for these entities.

The following information replaces the third paragraph under the heading “Additional Investment Information, Special Investment Techniques and Related Risks — Derivatives — Credit Default Swap Agreements”:

A Portfolio will enter into bilateral credit default swap transactions only with counterparties whose debt securities (or whose guarantor’s debt securities) are rated at least A (or the equivalent) by at least one NRSRO and are on the Manager’s approved list of swap counterparties for that Portfolio. With respect to cleared credit default swaps, the Manager will monitor the creditworthiness of each of the central clearing counterparty, clearing broker and executing broker, but there are no NRSRO prescribed rating requirements for these entities.

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.

SUP-0109-1113

THE ALLIANCEBERNSTEIN BOND FUNDS

AllianceBernstein Short Duration Portfolio

Supplement dated November 7, 2013 to The AllianceBernstein Bond Funds Prospectus, offering Class A, Class B and Class C shares of AllianceBernstein Short Duration Portfolio (the “Short Duration Portfolio”), dated January 31, 2013.

The following information replaces the second paragraph under the heading “Additional Information about the Funds’ Risks and Investments — Derivatives”:

There are four principal types of derivatives — options, futures, forwards and swaps — each of which is described below. Derivatives include listed and cleared transactions where a Fund’s derivative trade counterparty is an exchange or clearinghouse and non-cleared bilateral “over-the-counter” transactions, where a Fund’s derivative trade counterparty is a financial institution. Exchange-traded or cleared derivatives transactions tend to be more liquid and subject to less counterparty credit risk than those that are privately negotiated.

The following information is added after the third sentence of the first paragraph under the heading “Additional Information about the Funds’ Risks and Investments — Derivatives — Swap Transactions”:

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Funds post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is expected to reduce counterparty credit risks and increase liquidity, but central clearing does not make swap transactions risk free. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on Commodity Futures Trading Commission (“CFTC”) approval of contracts for central clearing. Bilateral swap agreements are two-party contracts entered into primarily by institutional investors and are not cleared through a third party.

The following information replaces the sixth paragraph under the heading “Additional Information about the Funds’ Risks and Investments — Derivatives — Swap Transactions — Interest Rate Swaps, Swaptions, Caps and Floors”:

The Short Duration Portfolio will enter into bilateral interest rate swap, cap or floor transactions only with counterparties whose debt securities (or whose guarantors’ debt securities) are rated at least A (or the equivalent) by at least one nationally recognized rating organization (“NRSRO”) and are on the Adviser’s approved list of swap counterparties for that Fund. With respect to cleared interest rate swaps, the Adviser will monitor the creditworthiness of each of the central clearing counterparty, clearing broker and executing broker, but there are no prescribed NRSRO rating requirements for these entities for that Fund.

The following information replaces the third paragraph under the heading “Additional Information about the Funds’ Risks and Investments — Derivatives — Swap Transactions — Credit Default Swap Agreements”:

The Short Duration Portfolio will enter into bilateral credit default swap transactions only with counterparties whose debt securities (or whose guarantor’s debt securities) are rated at least A (or the equivalent) by at least one NRSRO and are on the Adviser’s approved list of swap counterparties for that Fund. With respect to cleared credit default swaps, the Adviser will monitor the creditworthiness of each of the central clearing counterparty, clearing broker and executing broker, but there are no NRSRO prescribed rating requirements for these entities for that Fund. This Fund will not enter into a credit default swap that provides for physical delivery of the underlying obligation if, at the time of entering into the swap, such delivery would result in the Fund investing more than 20% of its total assets in securities rated lower than A by a NRSRO. A subsequent deterioration of the credit quality of the underlying obligation will not cause the Fund to dispose of the credit default swap.

This Supplement should be read in conjunction with the Prospectus for the Short Duration Portfolio.

You should retain this Supplement with your Prospectus for future reference.

SUP-0115-1113

SANFORD C. BERNSTEIN FUND, INC.

International Portfolio

Tax-Managed International Portfolio

Emerging Markets Portfolio

Short Duration New York Municipal Portfolio

Short Duration California Municipal Portfolio

Short Duration Diversified Municipal Portfolio

New York Municipal Portfolio

California Municipal Portfolio

Diversified Municipal Portfolio

U.S. Government Short Duration Portfolio

Short Duration Plus Portfolio

Intermediate Duration Portfolio

Overlay A Portfolio

Tax-Aware Overlay A Portfolio

Overlay B Portfolio

Tax-Aware Overlay B Portfolio

Tax-Aware Overlay C Portfolio

Tax-Aware Overlay N Portfolio

(the “Portfolios”)

Supplement dated November 7, 2013 to the Statement of Additional Information dated January 31, 2013 of the Portfolios.

The following information replaces the second paragraph under the heading “Investments — Derivatives”:

There are four principal types of derivatives — options, futures, forwards and swaps. These principal types of derivative instruments, as well as the methods in which they may be used by a Portfolio are described below. Derivatives include listed and cleared transactions where the Portfolio’s derivative trade counterparty is backed by an exchange or clearinghouse and non-cleared bilateral “over-the-counter” (“OTC”) transactions where the Portfolio’s derivative trade counterparty is a financial institution. Exchange-traded or cleared derivatives transactions tend to be more liquid and subject to less counterparty credit risk than those that are privately negotiated. A Portfolio may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets.

The following information replaces the paragraph under the heading “Investments — Derivatives — Swaps”:

Swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the “notional” principal amount). Most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments). Generally, the notional principal amount is used solely to calculate the payment streams but is not exchanged. Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is expected to reduce counterparty risks and increase liquidity, but central clearing does not make swap transactions risk free. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on Commodity Futures Trading Commission (“CFTC”) approval of contracts for central clearing. Bilateral swap agreements are two-party contracts entered into primarily by institutional investors and are not cleared through a third party.

The following information replaces the paragraphs entitled “Credit Risk” and “Risk of Potential Governmental Regulation of Derivatives,” respectively, under the heading “Investments — Derivatives — Risks of Derivatives”:

•

Credit Risk. This is the risk that a loss may be sustained by a Portfolio as a result of the failure of another party to a derivative (usually referred to as a “counterparty”) to comply with the terms of the derivative contract. The credit risk for derivatives traded on an exchange or through a clearinghouse is generally less than for uncleared OTC derivatives, since the exchange or clearinghouse, which is the issuer or counterparty to each derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearinghouse in order to reduce overall credit risk. For uncleared OTC derivatives, there is no similar clearing agency guarantee. Therefore, a Portfolio considers the creditworthiness of each counterparty to an uncleared OTC derivative in evaluating potential credit risk.

•

Regulatory Risk. The U.S. Government is in the process of adopting and implementing additional regulations governing derivatives markets, including clearing as discussed above, margin, reporting and registration requirements. While the full extent and cost of these regulations is currently unclear, these regulations could, among other things, restrict a Portfolio’s ability to engage in derivatives transactions and/or increase the cost of such derivatives transactions (through increased margin or capital requirements). In addition, Congress, various exchanges and regulatory and self-regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the actions that have been taken or proposed to be taken are new limits and reporting requirements for speculative positions new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. These regulations and actions may adversely affect the instruments in which a Portfolio invests and its ability to execute its investment strategy.

The following information is added under the heading “Investments — Derivatives — Risks of Derivatives”:

•

Counterparty Risk. The value of an OTC derivative will depend on the ability and willingness of a Portfolio’s counterparty to perform its obligations under the transaction. If the counterparty defaults, a Portfolio will have contractual remedies but may choose not to enforce them to avoid the cost and unpredictability of legal proceedings. In addition, if a counterparty fails to meet its contractual obligations, a Portfolio could miss investment opportunities or otherwise be required to retain investments it would prefer to sell, resulting in losses for the Portfolio. Participants in OTC derivatives markets generally are not subject to the same level of credit evaluation and regulatory oversight as are exchanges or clearinghouses. As a result, OTC derivatives generally expose a Portfolio to greater counterparty risk than derivatives traded on an exchange or through a clearinghouse.

New regulations affecting derivatives transactions now, or will soon, require certain standardized derivatives, including many types of swaps, to be subject to mandatory central clearing. Under these new requirements, a central clearing organization will be substituted as the counterparty to each side of the derivatives transaction. Each party to derivatives transactions will be required to maintain its positions with a clearing organization through one or more clearing brokers. Central clearing is expected to reduce, but not eliminate, counterparty risk. A Portfolio will be subject to the risk that its clearing member or clearing organization will itself be unable to perform its obligations.

2

The following information replaces the fifth paragraph under the heading “Investments — Use of Options, Futures, Forwards and Swaps by a Portfolio — Swaps: Interest Rate Transactions”:

Caps and floors are less liquid than swaps. These transactions do not involve the delivery of securities or other underlying assets or principal. A Portfolio will enter into bilateral swap agreements, including interest rate swap, swaption, cap or floor transactions, only with counterparties who have credit ratings of at least A- (or the equivalent) from any one NRSRO or counterparties with guarantors with debt securities having such a rating. With respect to cleared interest rate swaps, the Manager will monitor the creditworthiness of each of the central clearing counterparty, clearing broker and executing broker, but there are no prescribed NRSRO rating requirements for these entities.

The following information replaces the paragraph under the heading “Investments — Use of Options, Futures, Forwards and Swaps by a Portfolio — Special Risks Associated with Swaps”:

Special Risks Associated with Swaps

Risks may arise as a result of the failure of the counterparty to a bilateral swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of the counterparty to a bilateral swap contract. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Certain standardized swaps, including interest rate swaps and credit default swaps, are, or soon will be subject to mandatory central clearing. Central clearing is expected, among other things, to reduce counterparty credit risk, but does not eliminate it completely.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. A Portfolio accrues for the changes in value on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/ depreciation of swap contracts on the statement of operations.

This Supplement should be read in conjunction with the Statement of Additional Information for the Portfolios.

You should retain this Supplement with your Statement of Additional Information for future reference.

3

AllianceBernstein Intermediate New York Municipal Portfolio

AllianceBernstein Intermediate California Municipal Portfolio

AllianceBernstein Intermediate Diversified Municipal Portfolio

AllianceBernstein Short Duration Portfolio

AllianceBernstein Tax-Managed International Portfolio

AllianceBernstein International Portfolio

(the “Portfolios”)

Supplement dated November 7, 2013 to the Statement of Additional Information dated January 31, 2013 of the Portfolios.

The following information replaces the second paragraph under the heading “Investments — Derivatives”:

There are four principal types of derivatives — options, futures, forwards and swaps. These principal types of derivative instruments, as well as the methods in which they may be used by a Portfolio are described below. Derivatives include listed and cleared transactions where the Portfolio’s derivative trade counterparty is backed by an exchange or clearinghouse and non-cleared bilateral “over-the-counter” (“OTC”) transactions where the Portfolio’s derivative trade counterparty is a financial institution. Exchange-traded or cleared derivatives transactions tend to be more liquid and subject to less counterparty credit risk than those that are privately negotiated. A Portfolio may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets.

The following information replaces the paragraph under the heading “Investments — Derivatives — Swaps”:

Swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the “notional” principal amount). Most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments). Generally, the notional principal amount is used solely to calculate the payment streams but is not exchanged. Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is expected to reduce counterparty risks and increase liquidity, but central clearing does not make swap transactions risk free. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on Commodity Futures Trading Commission (“CFTC”) approval of contracts for central clearing. Bilateral swap agreements are two-party contracts entered into primarily by institutional investors and are not cleared through a third party.

The following information replaces the paragraphs entitled “Credit Risk” and “Risk of Potential Governmental Regulation of Derivatives,” respectively, under the heading “Investments — Derivatives — Risks of Derivatives”:

•

Credit Risk. This is the risk that a loss may be sustained by a Portfolio as a result of the failure of another party to a derivative (usually referred to as a “counterparty”) to comply with the terms of the derivative contract. The credit risk for derivatives traded on an exchange or through a clearinghouse is generally less than for uncleared OTC derivatives, since the exchange or clearinghouse, which is the issuer or counterparty to each derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearinghouse in order to reduce overall credit risk. For uncleared OTC derivatives, there is no similar clearing agency guarantee. Therefore, a Portfolio considers the creditworthiness of each counterparty to an uncleared OTC derivative in evaluating potential credit risk.

•

Regulatory Risk. The U.S. Government is in the process of adopting and implementing additional regulations governing derivatives markets, including clearing as discussed above, margin, reporting and registration requirements. While the full extent and cost of these regulations is currently unclear, these regulations could, among other things, restrict a Portfolio’s ability to engage in derivatives transactions and/or increase the cost of such derivatives transactions (through increased margin or capital requirements). In addition, Congress, various exchanges and regulatory and self-regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the actions that have been taken or proposed to be taken are new limits and reporting requirements for speculative positions new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. These regulations and actions may adversely affect the instruments in which a Portfolio invests and its ability to execute its investment strategy.

The following information is added under the heading “Investments — Derivatives — Risks of Derivatives”:

•

Counterparty Risk. The value of an OTC derivative will depend on the ability and willingness of a Portfolio’s counterparty to perform its obligations under the transaction. If the counterparty defaults, a Portfolio will have contractual remedies but may choose not to enforce them to avoid the cost and unpredictability of legal proceedings. In addition, if a counterparty fails to meet its contractual obligations, a Portfolio could miss investment opportunities or otherwise be required to retain investments it would prefer to sell, resulting in losses for the Portfolio. Participants in OTC derivatives markets generally are not subject to the same level of credit evaluation and regulatory oversight as are exchanges or clearinghouses. As a result, OTC derivatives generally expose a Portfolio to greater counterparty risk than derivatives traded on an exchange or through a clearinghouse.

New regulations affecting derivatives transactions now, or will soon, require certain standardized derivatives, including many types of swaps, to be subject to mandatory central clearing. Under these new requirements, a central clearing organization will be substituted as the counterparty to each side of the derivatives transaction. Each party to derivatives transactions will be required to maintain its positions with a clearing organization through one or more clearing brokers. Central clearing is expected to reduce, but not eliminate, counterparty risk. A Portfolio will be subject to the risk that its clearing member or clearing organization will itself be unable to perform its obligations.

The following information replaces the fifth paragraph under the heading “Investments — Use of Options, Futures, Forwards and Swaps by a Portfolio — Swaps: Interest Rate Transactions”:

Caps and floors are less liquid than swaps. These transactions do not involve the delivery of securities or other underlying assets or principal. A Portfolio will enter into bilateral swap agreements, including interest rate swap, swaption, cap or floor transactions, only with counterparties who have credit ratings of at least A- (or the equivalent) from any one NRSRO or counterparties with guarantors with debt securities having such a rating. With respect to cleared interest rate swaps, the Manager will monitor the creditworthiness of each of the central clearing counterparty, clearing broker and executing broker, but there are no prescribed NRSRO rating requirements for these entities.

The following information replaces the paragraph under the heading “Investments — Use of Options, Futures, Forwards and Swaps by a Portfolio — Special Risks Associated with Swaps”:

Special Risks Associated with Swaps

Risks may arise as a result of the failure of the counterparty to a bilateral swap contract to comply with the

2

terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of the counterparty to a bilateral swap contract. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Certain standardized swaps, including interest rate swaps and credit default swaps, are, or soon will be subject to mandatory central clearing. Central clearing is expected, among other things, to reduce counterparty credit risk, but does not eliminate it completely.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. A Portfolio accrues for the changes in value on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/ depreciation of swap contracts on the statement of operations.

This Supplement should be read in conjunction with the Statement of Additional Information for the Portfolios.

You should retain this Supplement with your Statement of Additional Information for future reference.

3